Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Regulatory assets:
Total regulatory assets	$ 3,787	$ 4,676
Less: current portion	(226)	(105)
Regulatory assets	3,561	4,571
Regulatory liabilities:
Total regulatory liabilities	372	297
Less: current portion	(10)	(66)
Regulatory liabilities	362	231
Tax Rule Changes Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	86	70
Retail Settlement Variance Account [Member]
Regulatory liabilities:
Total regulatory liabilities	58	92
External Revenue Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	52	7
Earnings Sharing Mechanism Deferral [Member]
Regulatory liabilities:
Total regulatory liabilities	42	37
Asset Removal Costs Cumulative Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	36	19
Post-Retirement and Post-Employment Benefits [Member]
Regulatory liabilities:
Total regulatory liabilities	33	0
Pension Cost Differential [Member]
Regulatory liabilities:
Total regulatory liabilities	30	31
Green Energy Expenditure Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	13	22
Deferred Income Tax Regulatory Liability [Member]
Regulatory liabilities:
Total regulatory liabilities	4	4
Other Regulatory Liabilities [Member]
Regulatory liabilities:
Total regulatory liabilities	18	15
Deferred Income Tax Regulatory Asset [Member]
Regulatory assets:
Total regulatory assets	2,509	2,343
Pension Benefit Regulatory Asset [Member]
Regulatory assets:
Total regulatory assets	713	1,660
Deferred Tax Asset Sharing [Member]
Regulatory assets:
Total regulatory assets	204	204
Post-Retirement and Post-Employment Benefits - Non-Service [Member]
Regulatory assets:
Total regulatory assets	125	113
Environmental [Member]
Regulatory assets:
Total regulatory assets	122	133
Stock-Based Compensation [Member]
Regulatory assets:
Total regulatory assets	38	41
Foregone Revenue Deferral [Member]
Regulatory assets:
Total regulatory assets	25	63
Conservation and Demand Management (CDM) Variance [Member]
Regulatory assets:
Total regulatory assets	8	16
Debt Premium [Member]
Regulatory assets:
Total regulatory assets	7	12
Post-Retirement and Post-Employment Benefits [Member]
Regulatory assets:
Total regulatory assets	0	59
Other Regulatory Assets [Member]
Regulatory assets:
Total regulatory assets	$ 36	$ 32